CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Income Statement [Abstract]
Revenue	$ 498	$ 658
Cost of revenue	72	158
Gross profit	426	500
Operating expenses:
Engineering	2,087	1,714
Research and development	85	284
Sales and marketing	293	271
General and administrative	2,828	1,819
Intangible asset impairment	571	0
Total operating expenses	5,864	4,088
Operating loss	(5,438)	(3,588)
Other income (expense), net	(27)	40
Loss before income tax benefit	(5,465)	(3,548)
Income tax benefit	(301)	(79)
Loss from continuing operations	(5,164)	(3,469)
Gain on sale of discontinued operations, net of taxes	0	267
(Loss) income from discontinued operations, net of taxes	0	(112)
Net income from discontinued operations, net of taxes	0	155
Net loss	$ (5,164)	$ (3,314)
Net loss per share from continuing operations:
Basic and diluted (in dollars per share)	$ (1.52)	$ (1.77)
Net income per share from discontinued operations:
Basic and diluted (in dollars per share)	0	0.08
Net loss per share:
Basic and diluted (in dollars per share)	$ (1.52)	$ (1.69)
Weighted-average shares used in per share computation:
Basic and diluted (in shares)	3,387	1,965